SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jul. 06, 2019
Significant Accounting Policies [Abstract]
Description of accounting policy for leases [text block]
The following practical expedients were also applied upon transition to IFRS 16:

•	excluded initial direct costs from the measurement of ROU assets at the date of initial application;

•	used hindsight when determining the lease term where the contract contains options to extend or terminate the lease;

•	used a single discount rate on a portfolio of leases with similar characteristics.
The application of the above practical expedients did not result in any impact to retained earnings.
The revised accounting policy is as follows:
At inception of a contract, Norbord will assess whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. When a contract contains a lease, Norbord will recognize an ROU asset and a lease obligation at commencement date. The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability less adjustments. ROU assets are recorded at cost less accumulated depreciation, and are depreciated on a straight-line basis over the shorter of the estimated useful life of the ROU asset or the lease term, and would be adjusted for certain remeasurements of the lease liability. When events or changes in circumstances are identified which may indicate that their carrying amount is less than the recoverable amount, ROU assets would be reviewed for impairment as described in note 2(h) of Norbord's 2018 audited annual financial statements.
Lease liabilities are initially measured at the net present value of lease payments outstanding at lease commencement, discounted using the interest rate implicit in the lease or, if not readily determinable, Norbord's estimated incremental borrowing rate commensurate with the lease term. Subsequently, lease liabilities are measured at amortized cost using the effective interest method and remeasured to reflect any reassessment of options or lease modifications, or to reflect changes in lease payments, with a corresponding adjustment to the ROU asset or statement of earnings if the ROU asset has been reduced to zero. Judgement has been applied in determining the lease term for contracts with renewal options and whether Norbord is reasonably certain to exercise such options. The impact on the lease term resulting from this assessment could impact the amount of lease liabilities and ROU assets recognized.

Statement of Compliance
Statement of Compliance
These interim financial statements have been prepared in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting, on a basis consistent with the accounting policies Norbord disclosed in its audited consolidated financial statements as at, and for the year ended, December 31, 2018 unless noted otherwise in note 2(c). These interim financial statements do not contain all of the disclosures that are required in annual financial statements prepared under International Financial Reporting Standards (IFRS) and should be read in conjunction with Norbord’s 2018 audited annual financial statements which include information necessary or useful to understanding Norbord’s business and financial statement presentation. Norbord’s interim results are not necessarily indicative of its results for a full year.

These interim financial statements were authorized for issuance by the Board of Directors of the Company on July 31, 2019.

Basis of Measurement	(b) Basis of Presentation These interim financial statements include the accounts of the Company and all of its wholly-owned subsidiaries.
Measurement of Fair Value
Derivative instruments are measured at fair value as determined using valuation techniques under Level 2 of the fair value hierarchy. The fair values of over-the-counter derivative financial instruments are based on broker quotes or observable market rates. Those quotes are tested for reasonableness by discounting expected future cash flows using market interest and exchange rates for a similar instrument at the measurement date. Fair values reflect the credit risk of the instrument for the Company and counterparty when appropriate. Realized and unrealized gains and losses on derivative financial instruments are offset by realized and unrealized losses and gains on the underlying exposures being hedged and are recorded in earnings as they occur.

Changes in Accounting Policies
Changes in Accounting Policies

(i)	Leases
In January 2016, the International Accounting Standards Board (IASB) issued IFRS 16, Leases (IFRS 16), which requires all leases to be reported on the balance sheet unless certain criteria for exclusion are met. IFRS 16 became effective for Norbord on January 1, 2019 and has been applied using the modified retrospective approach under which the cumulative effect of initial application was recognized in retained earnings as at January 1, 2019. As a result, comparative information has not been restated and is reported under IAS 17, Leases (IAS 17).
Upon transition to IFRS 16, Norbord recognized $24 million of lease liabilities and corresponding right-of-use (ROU) assets. Norbord elected the practical expedient to apply IFRS 16 only to contracts previously identified as leases under IAS 17. The lease liabilities for leases previously identified as operating leases under IAS 17 were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as at January 1, 2019, and have been included in accounts payable and accrued liabilities (current portion) and other liabilities (non-current portion). The weighted average incremental borrowing rate applied to these lease liabilities on January 1, 2019 was 4.6%. There were no material differences from the operating lease commitments disclosed in Norbord's 2018 audited annual financial statements. ROU assets related to these leases were measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments, and have been included in property, plant and equipment (note 7).
The carrying amounts of $3 million as at January 1, 2019 of the ROU assets and lease liabilities for leases previously classified as finance leases under IAS 17 have been determined to be the carrying amounts of the lease assets and lease liabilities measured under IAS 17 immediately before that date.
The following practical expedients were also applied upon transition to IFRS 16:

•	excluded initial direct costs from the measurement of ROU assets at the date of initial application;

•	used hindsight when determining the lease term where the contract contains options to extend or terminate the lease;

•	used a single discount rate on a portfolio of leases with similar characteristics.
The application of the above practical expedients did not result in any impact to retained earnings.
The revised accounting policy is as follows:
At inception of a contract, Norbord will assess whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. When a contract contains a lease, Norbord will recognize an ROU asset and a lease obligation at commencement date. The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability less adjustments. ROU assets are recorded at cost less accumulated depreciation, and are depreciated on a straight-line basis over the shorter of the estimated useful life of the ROU asset or the lease term, and would be adjusted for certain remeasurements of the lease liability. When events or changes in circumstances are identified which may indicate that their carrying amount is less than the recoverable amount, ROU assets would be reviewed for impairment as described in note 2(h) of Norbord's 2018 audited annual financial statements.
Lease liabilities are initially measured at the net present value of lease payments outstanding at lease commencement, discounted using the interest rate implicit in the lease or, if not readily determinable, Norbord's estimated incremental borrowing rate commensurate with the lease term. Subsequently, lease liabilities are measured at amortized cost using the effective interest method and remeasured to reflect any reassessment of options or lease modifications, or to reflect changes in lease payments, with a corresponding adjustment to the ROU asset or statement of earnings if the ROU asset has been reduced to zero. Judgement has been applied in determining the lease term for contracts with renewal options and whether Norbord is reasonably certain to exercise such options. The impact on the lease term resulting from this assessment could impact the amount of lease liabilities and ROU assets recognized.
Norbord has elected not to recognize ROU assets and lease liabilities for leases with terms of less than 12 months and leases of low-value assets. Lease payments associated with these leases are recognized in earnings as an expense on a straight-line basis over the lease term.

(ii)	Uncertainty over Income Tax Treatments
In June 2017, the IFRS Interpretations Committee of the IASB issued IFRIC 23, Uncertainty over Income Tax Treatments (IFRIC 23). The interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The interpretation became effective for Norbord on January 1, 2019 and did not have any impact on its interim financial statements.

(iii)	Financial Instruments
In October 2017, the IASB issued amendments to IFRS 9 with regards to prepayment features with negative compensation. These amendments clarify that a financial asset containing prepayment features with negative compensation may be measured at amortized cost or fair value through other comprehensive income when eligibility conditions are met. The amendments became effective for Norbord on January 1, 2019 and did not have any impact on its interim financial statements.

(iv)	Employee Benefits
In February 2018, the IASB issued amendments to IAS 19, Employee Benefits. The amendments clarify the actuarial assumptions to be used for defined benefit pension plans upon plan amendment, curtailment or settlement. These amendments became effective for Norbord on January 1, 2019 and did not have a significant impact on its interim financial statements.